DUE TO BANKS AND CORRESPONDENTS - Additional information (Details) S/ in Thousands, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 PEN (S/)
Disclosure Of Deposits From Banks Explanatory [Line Items]
Promotional credit lines		S/ 3,203,263		S/ 2,938,981
Foreign currency
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings, interest rate	6.40%	6.40%	7.75%	7.75%
Minimum | Soles currency
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings, interest rate	3.98%	3.98%	4.20%	4.20%
Maximum | Soles currency
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings, interest rate	7.25%	7.25%	7.60%	7.60%
International funds and others [Member] | Minimum | Soles currency
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings, interest rate	0.92%	0.92%	3.17%	3.17%
International funds and others [Member] | Minimum | Foreign currency
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings, interest rate	0.40%	0.40%	0.50%	0.50%
International funds and others [Member] | Maximum | Soles currency
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings, interest rate	4.30%	4.30%	8.67%	8.67%
International funds and others [Member] | Maximum | Foreign currency
Disclosure Of Deposits From Banks Explanatory [Line Items]
Borrowings, interest rate	8.30%	8.30%	9.65%	9.65%
Promotional credit lines
Disclosure Of Deposits From Banks Explanatory [Line Items]
Secured bank loans received		S/ 5,913,500		S/ 8,593,000
Promotional credit lines		3,203,300		2,939,000
Bank of America, N.A. (v) | Interest rate swap
Disclosure Of Deposits From Banks Explanatory [Line Items]
Notional amount	$ 300.0		$ 300.0	994,200
Citibank N.A. | Interest rate swap
Disclosure Of Deposits From Banks Explanatory [Line Items]
Notional amount	100.0	S/ 362,100	200.0	662,800
Banco de Desarrollo de America Latina - CAF
Disclosure Of Deposits From Banks Explanatory [Line Items]
Notional amount	100.0		100.0	331,400
Banco de Desarrollo de America Latina - CAF | Interest rate swap
Disclosure Of Deposits From Banks Explanatory [Line Items]
Notional amount	$ 100.0		$ 100.0	S/ 331,400